Litigation	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
Note 9 – Litigation

As of June 30, 2015, Aytu was not party to any legal matters or claims, and none of its property is subject to any legal proceedings. In the future Aytu may become party to legal matters and claims arising in the ordinary course of business, the resolution of which it does not anticipate would have a material adverse impact on its financial position, results of operations or cash flows.